Cash Flow Information - Net Cash Flows from Operating Activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash Flow Statement [Abstract]
Cash receipts from clients	$ 4,703.9	$ 4,965.7
Cash paid to suppliers	(1,538.9)	(1,516.6)
Cash paid to employees	(2,636.9)	(2,715.7)
Interest received	4.7	3.9
Interest paid	(41.1)	(51.9)
Finance costs paid	(5.7)	(4.9)
Income taxes paid	(101.5)	(77.9)
Income taxes recovered	12.5	0.0
Cash flows from operating activities from continuing operations	$ 397.0	$ 602.6